united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/15

Item 1. Reports to Stockholders.

Semi-Annual Report
December 31, 2015

1-877-7PWRINC
1-877-779-7462

www.powerincomefund.com
www.powerdividendindexfund.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Power Income Fund or Power Dividend Index Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Power Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for the periods ended December 31, 2015, compared to its benchmarks:

	Six Months	One Year	Three Year	Since Inception (a)	Since Inception (b)
Power Income Fund - Class A	(1.67)%	(1.75)%	1.11%	2.00%	N/A
Power Income Fund - Class A with load	(6.55)%	(6.67)%	(0.61)%	1.01%	N/A
Power Income Fund - Class C	(2.05)%	N/A	N/A	N/A	(3.09)%
Power Income Fund - Class I	(1.50)%	(1.47)%	1.40%	2.25%	N/A
Barclays Capital U.S. Aggregate Bond Index (c)	0.65%	0.55%	1.44%	2.90%	0.82%
Merrill Lynch U.S. High Yield Master II Index (d)	(6.96)%	(4.64)%	1.64%	5.41%	(5.63)%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 28, 2015 is 1.95%, 2.64% and 1.71%, for Class A, Class C and Class I shares, respectively. Class A Shares are subject to a maximum sales charge of 5.00% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is September 14, 2010 for Class A and Class I shares.

(b)	Inception date is November 25, 2014 for Class C shares.

(c)	The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes U.S. Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Dollars. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

(d)	The Merrill Lynch U.S. High Yield Master II Index measures the performance of below investment grade, U.S. dollar denominated corporate bonds, publicly issued in the U.S. domestic market. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Portfolio Composition as of December 31, 2015

Holdings By Investment Type	% of Net Assets
Money Market Funds	83.5%
Mutual Fund - Debt	10.2%
Exchange Traded Fund - Debt	6.4%
Liabilities In Excess of Other Assets	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Power Dividend Index Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for the periods ended December 31, 2015, compared to its benchmarks:

	Six Months	One Year	Since Inception (a)	Since Inception (b)
Power Dividend Index Fund - Class A	(2.65)%	(4.99)%	4.06%	N/A
Power Dividend Index Fund - Class A with load	(7.54)%	(9.76)%	3.76%	N/A
Power Dividend Index Fund - Class C	(3.08)%	(5.73)%	N/A	(7.21)%
Power Dividend Index Fund - Class I	(2.50)%	(4.74)%	4.28%	N/A
S&P 500 Total Return Index (c)	0.15%	1.38%	9.84%	1.08%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class A and Class I prospectus dated October 28, 2015 is 1.51%, 2.36% and 1.25% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. Class A, Class C and Class I shares are subject to a redemption fee of 1.00% of amounts redeemed within 30 days of purchase. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is November 7, 2013 for Class A and Class I shares.

(b)	Inception date is November 25, 2014 for Class C shares.

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of December 31, 2015

Holdings By Asset Type	% of Net Assets
Money Market Funds	100.1%
Liabilities In Excess of Other Assets	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Power Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value
	EXCHANGE TRADED FUND - 6.4%
	DEBT FUND - 6.4%
506,829	ProShares Short High Yield *	$14,520,651
	(Cost - $14,505,446)

	MUTUAL FUND - 10.2%
	DEBT FUND - 10.2%
2,782,247	PIMCO High Yield Fund - Institutional Class	22,981,359
	(Cost - $24,766,004)

	SHORT-TERM INVESTMENTS - 83.5%
	MONEY MARKET FUNDS - 83.5%
37,933,464	BlackRock Cash Funds - Institutional Class, 0.35% **	37,933,464
37,933,464	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.01% **	37,933,464
37,933,464	Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class, 0.12% **	37,933,464
37,106,898	Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class, 0.28% **	37,106,898
37,933,464	Invesco Stit Liquid Assets-STIT-Government & Agency Portfolio - Institutional Class, 0.04% **	37,933,464
	TOTAL SHORT-TERM INVESTMENTS (Cost - $188,840,754)	188,840,754

	TOTAL INVESTMENTS - 100.1% (Cost - $228,112,204) (a)	$226,342,764
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(195,799)
	NET ASSETS - 100.0%	$226,146,965

*	Non-income producing security.

**	Money market fund; interest rate reflects effective yield on December 31, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $228,115,196 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$15,205
Unrealized depreciation	(1,787,637)
Net unrealized depreciation	$(1,772,432)

See accompanying notes to financial statements.

Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value
	SHORT-TERM INVESTMENTS - 100.1%
	MONEY MARKET FUNDS - 100.1%
74,238,384	BlackRock Cash Funds - Institutional Class, 0.35% *	$74,238,384
74,238,005	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.01% *	74,238,005
74,238,399	Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class, 0.12% *	74,238,399
71,944,807	Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class, 0.28% *	71,944,807
74,238,569	Invesco Stit Liquid Assets-STIT-Government & Agency Portfolio - Institutional Class, 0.04% *	74,238,569
	TOTAL SHORT-TERM INVESTMENTS (Cost - $368,898,164)	368,898,164

	TOTAL INVESTMENTS - 100.1% (Cost - $368,898,164) (a)	$368,898,164
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(355,979)
	NET ASSETS - 100.0%	$368,542,185

*	Money market fund; interest rate reflects effective yield on December 31, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $372,867,366 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(3,969,202)
Net unrealized depreciation	$(3,969,202)

See accompanying notes to financial statements.

Power Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2015

	Power Income	Power Dividend
	Fund	Index Fund
ASSETS
Investment securities:
At cost	$228,112,204	$368,898,164
At value	$226,342,764	$368,898,164
Dividends and interest receivable	162,870	8,672
Receivable for fund shares sold	90,268	735,617
Prepaid expenses and other assets	38,132	66,811
TOTAL ASSETS	226,634,034	369,709,264

LIABILITIES
Payable for Fund shares repurchased	207,699	739,983
Investment advisory fees payable	193,586	314,323
Payable to related parties	53,583	67,352
Distribution (12b-1) fees payable	8,123	37,602
Accrued expenses and other liabilities	24,078	7,819
TOTAL LIABILITIES	487,069	1,167,079
NET ASSETS	$226,146,965	$368,542,185

COMPOSITION OF NET ASSETS:
Paid in capital	$243,698,553	$389,911,892
Undistributed net investment loss	(1,207,487)	(886,955)
Accumulated net realized loss from security transactions	(14,574,661)	(20,482,752)
Net unrealized depreciation of investments	(1,769,440)	—
NET ASSETS	$226,146,965	$368,542,185

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$26,858,496	$104,069,816
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,814,830	10,126,764
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$9.54	$10.28
Maximum offering price per share (net asset value plus maximum sales charge of 5.00%) (b)	$10.04	$10.82

Class C Shares:
Net Assets	$2,855,207	$19,043,693
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	300,336	1,859,604
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a) (c)	$9.51	$10.24

Class I Shares:
Net Assets	$196,433,262	$245,428,676
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	20,599,817	23,862,326
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.54	$10.29

(a)	Redemptions of Power Dividend Index Fund shares made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(b)	On investments of $50,000 or more, the offering price is reduced.

(c)	Class C shares purchased on or before January 1, 2015 and sold within one year of purchase are subject to a cotingent deferred sales charge of 1.00%.

See accompanying notes to financial statements.

Power Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2015

	Power Income	Power Dividend
	Fund	Index Fund
INVESTMENT INCOME
Dividends	$356,238	$2,002,612
Interest	61,679	137,008
TOTAL INVESTMENT INCOME	417,917	2,139,620

EXPENSES
Investment advisory fees	1,228,965	1,872,513
Distribution (12b-1) fees:
Class A	34,627	127,985
Class C	13,243	80,326
Administration fees	113,202	152,569
Non 12b-1 shareholder services fees	62,842	62,842
Transfer agent fees	34,185	52,788
Accounting services fees	32,902	35,567
Registration fees	27,650	30,163
Printing and postage expenses	20,109	20,109
Custodian fees	18,098	21,114
Legal fees	10,054	10,054
Audit fees	8,044	7,792
Trustees’ fees and expenses	7,540	7,540
Compliance officer fees	7,038	8,044
Insurance expense	5,027	5,027
Other expenses	28	5,027
TOTAL EXPENSES	1,623,554	2,499,460

NET INVESTMENT LOSS	(1,205,637)	(359,840)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(1,412,715)	(17,038,500)
Distributions of realized gains from underlying investment companies	590,237	—
Net change in unrealized appreciation (depreciation) on investments	(1,769,440)	7,662,380
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,591,918)	(9,376,120)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,797,555)	$(9,735,960)

See accompanying notes to financial statements.

Power Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2015	Year Ended
	(Unaudited)	June 30, 2015
FROM OPERATIONS
Net investment income (loss)	$(1,205,637)	$6,158,643
Net realized loss from security transactions	(1,412,715)	(10,895,164)
Distributions of realized gains from underlying investment companies	590,237	—
Net change in unrealized depreciation on investments	(1,769,440)	(6,717,972)
Net decrease in net assets resulting from operations	(3,797,555)	(11,454,493)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(161,462)	(562,244)
Class C	(11,897)	(21,141)
Class I	(1,311,510)	(5,454,903)
Net decrease in net assets resulting from distributions to shareholders	(1,484,869)	(6,038,288)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	6,453,086	15,931,727
Class C	682,970	2,714,612
Class I	19,930,591	104,207,601
Net asset value of shares issued in reinvestment of distributions:
Class A	144,314	502,836
Class C	10,024	16,757
Class I	1,090,478	4,638,986
Payments for shares redeemed:
Class A	(7,164,048)	(18,046,974)
Class C	(88,822)	(372,676)
Class I	(52,724,432)	(155,792,882)
Net decrease in net assets resulting from shares of beneficial interest	(31,665,839)	(46,200,013)
TOTAL DECREASE IN NET ASSETS	(36,948,263)	(63,692,794)
NET ASSETS
Beginning of Period	263,095,228	326,788,022
End of Period *	$226,146,965	$263,095,228
* Includes undistributed net investment income (loss) of:	$(1,207,487)	$1,483,019
SHARE ACTIVITY
Class A:
Shares Sold	664,618	1,589,166
Shares Reinvested	15,127	50,920
Shares Redeemed	(738,605)	(1,809,571)
Net decrease in shares of beneficial interest outstanding	(58,860)	(169,485)
Class C:
Shares Sold	70,590	273,978
Shares Reinvested	1,054	1,717
Shares Redeemed	(9,223)	(37,780)
Net increase in shares of beneficial interest outstanding	62,421	237,915
Class I:
Shares Sold	2,052,977	10,380,664
Shares Reinvested	114,306	469,830
Shares Redeemed	(5,431,389)	(15,576,326)
Net decrease in shares of beneficial interest outstanding	(3,264,106)	(4,725,832)

See accompanying notes to financial statements.

Power Dividend Index Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2015	Year Ended
	(Unaudited)	June 30, 2015
FROM OPERATIONS
Net investment income (loss)	$(359,840)	$7,411,118
Net realized gain (loss) from security transactions	(17,038,500)	3,827,607
Net change in unrealized appreciation (depreciation) on investments	7,662,380	(16,630,895)
Net decrease in net assets resulting from operations	(9,735,960)	(5,392,170)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(196,109)	(1,904,116)
Class C	(5,268)	(100,794)
Class I	(648,125)	(5,374,999)
From net realized gains:
Class A	(1,931,699)	(29,331)
Class C	(351,833)	(597)
Class I	(4,603,804)	(79,664)
Net decrease in net assets resulting from distributions to shareholders	(7,736,838)	(7,489,501)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	36,817,139	106,057,708
Class C	7,750,148	13,250,761
Class I	75,162,941	228,329,219
Net asset value of shares issued in reinvestment of distributions:
Class A	1,988,987	1,718,501
Class C	331,202	92,881
Class I	5,034,279	5,056,242
Redemption fee proceeds:
Class A	4,276	20,987
Class C	685	613
Class I	10,653	56,489
Payments for shares redeemed:
Class A	(30,605,270)	(32,882,533)
Class C	(1,063,900)	(39,236)
Class I	(68,316,326)	(77,182,466)
Net increase in net assets resulting from shares of beneficial interest	27,114,814	244,479,166
TOTAL INCREASE IN NET ASSETS	9,642,016	231,597,495
NET ASSETS
Beginning of Period	358,900,169	127,302,674
End of Period *	$368,542,185	$358,900,169
* Includes undistributed net investment income (loss) of:	$(886,955)	$322,387
SHARE ACTIVITY
Class A:
Shares Sold	3,489,004	9,496,674
Shares Reinvested	193,116	155,770
Shares Redeemed	(2,898,160)	(2,948,709)
Net increase in shares of beneficial interest outstanding	783,960	6,703,735
Class C:
Shares Sold	737,562	1,185,998
Shares Reinvested	32,333	8,508
Shares Redeemed	(101,290)	(3,507)
Net increase in shares of beneficial interest outstanding	668,605	1,190,999
Class I:
Shares Sold	7,101,298	20,406,321
Shares Reinvested	488,000	457,983
Shares Redeemed	(6,478,085)	(6,900,042)
Net increase in shares of beneficial interest outstanding	1,111,213	13,964,262

See accompanying notes to financial statements.

Power Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2015		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2,015	2014	2013	2012	2011 (1)
Net asset value, beginning of period	$9.76		$10.34	$9.96	$9.77	$10.19	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.06)		0.18	0.39	0.34	0.24	0.34
Net realized and unrealized gain (loss) on investments	(0.10)		(0.57)	0.33	0.20	(0.40)	0.18
Total from investment operations	(0.16)		(0.39)	0.72	0.54	(0.16)	0.52
Less distributions from:
Net investment income	(0.06)		(0.19)	(0.34)	(0.34)	(0.22)	(0.33)
Net realized gains	—		—	—	—	(0.04)	—
Return of capital	—		—	—	(0.01)	—	—
Total distributions	(0.06)		(0.19)	(0.34)	(0.35)	(0.26)	(0.33)
Net asset value, end of period	$9.54		$9.76	$10.34	$9.96	$9.77	$10.19
Total return (3)	(1.67	)% (4)	(3.81)%	7.30%	5.57%	(1.45)%	5.19	% (4)
Net assets, at end of period (000s)	$26,858		$28,058	$31,472	$25,194	$23,278	$16,447
Ratio of expenses to average net assets (5)	1.53	% (6)	1.49%	1.52%	1.50%	1.46%	1.53	% (6)
Ratio of net investment income (loss) to average net assets (5,7)	(1.15	)% (6)	1.83%	3.89%	3.31%	2.40%	4.19	% (6)
Portfolio Turnover Rate	394	% (4)	554%	93%	170%	547%	259	% (4)

(1)	The Power Income Fund’s Class A shares commenced operations September 14, 2010.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class C
	Six Months Ended	Period Ended
	December 31, 2015	June 30,
	(Unaudited)	2015 (1)
Net asset value, beginning of period	$9.75	$9.99
Activity from investment operations:
Net investment income (loss) (2)	(0.09)	0.12
Net realized and unrealized loss on investments	(0.11)	(0.26)
Total from investment operations	(0.20)	(0.14)
Less distributions from:
Net investment income	(0.04)	(0.10)
Total distributions	(0.04)	(0.10)
Net asset value, end of period	$9.51	$9.75
Total return (3,4)	(2.05)%	(1.37)%
Net assets, at end of period (000s)	$2,855	$2,319
Ratio of expenses to average net assets (5,6)	2.28%	2.18%
Ratio of net investment income (loss) to average net assets (5,6,7)	(1.86)%	1.98%
Portfolio Turnover Rate	394%	554	% (8)

(1)	The Power Income Fund’s Class C shares commenced operations November 25, 2014.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents the portfolio turnover for the Fund for the entire year ended June 30, 2015.

See accompanying notes to financial statements.

Power Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2015		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2015	2014	2013	2012	2011 (1)
Net asset value, beginning of period	$9.75		$10.33	$9.95	$9.76	$10.19	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.04)		0.21	0.42	0.37	0.26	0.38
Net realized and unrealized gain (loss) on investments	(0.11)		(0.58)	0.32	0.20	(0.39)	0.15
Total from investment operations	(0.15)		(0.37)	0.74	0.57	(0.13)	0.53
Less distributions from:
Net investment income	(0.06)		(0.21)	(0.36)	(0.37)	(0.26)	(0.34)
Net realized gains	—		—	—	—	(0.04)	—
Return of capital	—		—	—	(0.01)	—	—
Total distributions	(0.06)		(0.21)	(0.36)	(0.38)	(0.30)	(0.34)
Net asset value, end of period	$9.54		$9.75	$10.33	$9.95	$9.76	$10.19
Total return (3)	(1.50	)% (4)	(3.57)%	7.56%	5.83%	(1.23)%	5.36	% (4)
Net assets, at end of period (000s)	$196,433		$232,718	$295,316	$224,806	$242,785	$232,918
Ratio of expenses to average net assets (5)	1.28	% (6)	1.25%	1.27%	1.25%	1.21%	1.28	% (6)
Ratio of net investment income (loss) to average net assets (5,7)	(0.95	)% (6)	2.06%	4.14%	3.65%	2.62%	4.61	% (6)
Portfolio Turnover Rate	394	% (4)	554%	93%	170%	547%	2.59	% (4)

(1)	The Power Income Fund’s Class I shares commenced operations September 14, 2010.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Dividend Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A
	Six Months Ended		Year Ended		Period Ended
	December 31, 2015		June 30,		June 30,
	(Unaudited)		2015		2014 (1)
Net asset value, beginning of period	$10.78		$11.14		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.02)		0.29		0.17
Net realized and unrealized gain (loss) on investments	(0.26)		(0.38)		1.10
Total from investment operations	(0.28)		(0.09)		1.27
Less distributions from:
Net investment income	(0.02)		(0.27)		(0.13)
Net realized gains	(0.20)		(0.00	) (3)	—
Total distributions	(0.22)		(0.27)		(0.13)
Paid-in-Capital From Redemption Fees (3)	0.00		0.00		0.00
Net asset value, end of period	$10.28		$10.78		$11.14
Total return (4)	(2.65	)% (5)	(0.81)%		12.79	% (5)
Net assets, at end of period (000s)	$104,070		$100,736		$29,407
Ratio of expenses to average net assets	1.47	% (6)	1.51%		1.75	% (6)
Ratio of net investment income (loss) to average net assets	(0.31	)% (6)	2.61%		2.46	% (6)
Portfolio Turnover Rate	26	% (5)	77%		22	% (5)

(1)	The Power Dividend Index Fund’s Class A shares commenced operations November 7, 2013.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Power Dividend Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class C
	Six Months Ended		Period Ended
	December 31, 2015		June 30,
	(Unaudited)		2015 (1)
Net asset value, beginning of period	$10.77		$11.51
Activity from investment operations:
Net investment income (loss) (2)	(0.07)		0.11
Net realized and unrealized loss on investments	(0.26)		(0.68)
Total from investment operations	(0.33)		(0.57)
Less distributions from:
Net investment income	(0.00	) (3)	(0.17)
Net realized gains	(0.20)		(0.00	) (3)
Total distributions	(0.20)		(0.17)
Paid-in-Capital From Redemption Fees (3)	0.00		0.00
Net asset value, end of period	$10.24		$10.77
Total return (4,5)	(3.08)%		(4.96)%
Net assets, at end of period (000s)	$19,044		$12,825
Ratio of expenses to average net assets (6)	2.22%		2.36%
Ratio of net investment income (loss) to average net assets (6)	(1.25)%		1.72%
Portfolio Turnover Rate (7)	26%		77%

(1)	The Power Dividend Index Fund’s Class C shares commenced operations November 25, 2014.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

(7)	Represents the portfolio turnover for the Fund for the entire year ended June 30, 2015.

See accompanying notes to financial statements.

Power Dividend Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	Six Months Ended		Year Ended		Period Ended
	December 31, 2015		June 30,		June 30,
	(Unaudited)		2015		2014 (1)
Net asset value, beginning of period	$10.78		$11.14		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.00	) (3)	0.32		0.18
Net realized and unrealized gain (loss) on investments	(0.26)		(0.39)		1.10
Total from investment operations	(0.26)		(0.07)		1.28
Less distributions from:
Net investment income	(0.03)		(0.29)		(0.14)
Net realized gains	(0.20)		(0.00	) (3)	—
Total distributions	(0.23)		(0.29)		(0.14)
Paid-in-Capital From Redemption Fees (3)	0.00		0.00		0.00
Net asset value, end of period	$10.29		$10.78		$11.14
Total return (4)	(2.50	)% (5)	(0.59)%		12.79	% (5)
Net assets, at end of period (000s)	$245,429		$245,339		$97,896
Ratio of expenses to average net assets	1.22	% (6)	1.25%		1.50	% (6)
Ratio of net investment income (loss) to average net assets	(0.08	)% (6)	2.88%		2.68	% (6)
Portfolio Turnover Rate	26	% (5)	77%		22	% (5)

(1)	The Power Dividend Index Fund’s Class I shares commenced operations November 7, 2013.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2015

1.	ORGANIZATION

The Power Income Fund and the Power Dividend Index Fund (each a “Fund” and collectively the “Funds”) each are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Power Income Fund Class A and Class I shares commenced operations on September 14, 2010. The Power Dividend Index Fund Class A and Class I shares commenced operations on November 7, 2013. Class C shares of both the Power Income Fund and Power Dividend Index Fund commenced operations on November 25, 2014.

The Funds’ investment objectives are as follows:

Power Income Fund – seek total return from income and capital appreciation with capital preservation as a secondary objective.

Power Dividend Index Fund – seek total return from income and capital appreciation with capital preservation as a secondary objective.

The Funds each currently offer three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Class C shares and Class I shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders and minimum investment amounts. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 for the Funds’ investments measured at fair value:

Power Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$14,520,651	$—	$—	$14,520,651
Mutual Fund	22,981,359	—	—	22,981,359
Short-Term Investments	188,840,754	—	—	188,840,754
Total	$226,342,764	$—	$—	$226,342,764

Power Dividend Index Fund

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$368,898,164	$—	$—	$368,898,164
Total	$368,898,164	$—	$—	$368,898,164

The Funds did not hold any Level 2 or Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – The Funds intend to comply with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provisions are required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken by the Power Income Fund in its 2012, 2013 and 2014 tax returns and the Power Dividend Index Fund in its 2014 tax return or expected to be taken by the Funds in their 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $98,316,036 and $57,632,055, respectively, for the Power Income Fund and $13,381,006 and $358,106,448, respectively, for the Power Dividend Index Fund.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

W.E. Donoghue & Co., Inc. serves as the Funds’ investment advisor (the “Advisor”).

Pursuant to investment advisory agreements with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each Fund’s average daily net assets. For the six months ended December 31, 2015, the Advisor earned fees of $1,228,965 and $1,872,513 for the Power Income Fund and the Power Dividend Index Fund, respectively.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit each Fund’s expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) at least until October 31, 2016, so that the total annual operating expenses do not exceed 2.25%, 3.00% and 2.00% of the average daily net assets of Class A, Class C and Class I shares, respectively, of each of the Power Income Fund and the Power Dividend Index Fund. Contractual waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three after the fiscal year end during which the amounts were waived. For the six months ended December 31, 2015, the Advisor did not waive any of its management fees.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, each Fund may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the six months ended December 31, 2015, the Power Income Fund incurred distribution fees of $34,627 and $13,243 for Class A and Class C shares, respectively. For the six months ended December 31, 2015 the Power Dividend Index Fund incurred distribution fees of $127,985 and $80,326 for Class A and Class C shares, respectively.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C and Class I shares. During the six months ended December 31, 2015, the Distributor received $35,559 in underwriting commissions for sales of Class A shares of the Power Income Fund, of which $6,389 was retained by the principal underwriter or other affiliated broker-dealers. During the six months ended December 31, 2015, the Distributor received $242,457 in underwriting commissions for sales of Class A shares of the Power Dividend Index Fund, of which $41,836 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	REDEMPTION FEES

The Power Dividend Index Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his or her shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended December 31, 2015, the Power Dividend Index Fund assessed $4,276, $685, and $10,653 in redemption fees for Class A, Class C and Class I shares, respectively.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year/period ended June 30, 2015 and June 30, 2014 was as follows:

	For the year ended June 30, 2015:
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Power Income Fund	$6,038,288	$—	$—	$6,038,288
Power Dividend Index Fund	7,489,501	—	—	7,489,501

	For the year/period ended June 30, 2014:
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Power Income Fund	$10,410,533	$—	$—	$10,410,533
Power Dividend Index Fund	1,003,356	—	—	1,003,356

As of June 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficit)
Power Income Fund	$1,483,019	$—	$(2,046,482)	$—	$(11,702,709)	$(2,992)	$(12,269,164)
Power Dividend Index Fund	6,058,359	1,676,314	—	—	—	(11,631,582)	(3,896,909)

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

The difference between book basis and tax basis accumulated net investment income, accumulated net realized gain/(loss), and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments for C-Corporations.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. Power Income Fund incurred and elected to defer such capital losses of $11,702,709.

At June 30, 2015, the Power Income Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Fund	Short-Term	Long-Term	Total
Power Income Fund	$2,046,482	$—	$2,046,482

Permanent book and tax differences, primarily attributable to the re-class of ordinary income distributions, and adjustments related to real estate investment trusts and return of capital distributions from C-Corporations, resulted in reclassification for the year ended June 30, 2015 as follows:

	Paid	Undistributed	Accumulated
	In	Net Investment	Net Realized
Fund	Capital	Income	Gain/(Loss)
Power Income Fund	$—	$—	$—
Power Dividend Index Fund	$—	$217,076	$(217,076)

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2015, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
TD Ameritrade, Inc.	Power Income Fund	45.82%
TD Ameritrade, Inc.	Power Dividend Index Fund	27.23%

8.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” Investment companies are permitted to measure the fair value of certain privately offered investments using the NAV per share of the investment. Measuring the fair value of an investment this way is called using the NAV practical expedient. Prior to the amendments in ASU No. 2015-07, investments valued using the NAV practical expedient were required to be categorized within the fair value hierarchy. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is allowed. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no additional events requiring adjustment or disclosure in the financial statements.

Power Funds
EXPENSE EXAMPLE (Unaudited)
December 31, 2015

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions fees or deferred sales charges on certain redemptions; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2015 through December 31, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	7/1/15	12/31/15	Period *	12/31/15	Period **

Power Income Fund – Class A	1.53%	$1,000.00	$983.30	$ 7.63	$1,017.44	$ 7.76
Power Income Fund – Class C	2.25%	$1,000.00	$979.50	$ 11.20	$1,013.83	$ 11.39
Power Income Fund – Class I	1.28%	$1,000.00	$985.00	$ 6.39	$1,018.70	$ 6.50
Power Dividend Index Fund – Class A	1.47%	$1,000.00	$973.50	$ 7.29	$1,017.75	$ 7.46
Power Dividend Index Fund – Class C	2.22%	$1,000.00	$969.20	$ 10.99	$1,013.98	$ 11.24
Power Dividend Index Fund – Class I	1.22%	$1,000.00	$975.00	$ 6.06	$1,019.00	$ 6.19

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

Power Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2015

Power Income Fund and Power Income Dividend Index Fund (Adviser – W.E. Donoghue and Co., Inc.)*

In connection with the regular meeting held on February 25-26, 2015 the Board of Trustees (the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement between W.E. Donoghue & Co., Inc. (“WEDCO”) and the Trust (the “Advisory Agreement”), with respect to Power Income Fund (“Power Income”) and Power Income Dividend Index Fund (“Power Dividend”) (each a “Fund” and collectively the “Funds”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that WEDCO was founded in 1986 and currently manages over $1.5 billion in assets. They also noted that WEDCO provides customized investment management services to individuals, corporations and institutions, including trusts, employee benefit plans, and retirement plans. The Trustees reviewed the background information of the key investment personnel responsible for servicing the Funds, taking into account their education and noting that the investment team has significant financial industry experience having worked together for many years in creating and managing sector rotation strategies. The Trustees reviewed WEDCO’s investment process for Power Dividend, which is based on the tracking of an index of 50 stocks derived from the S&P 500 Index. Acknowledging that while not all strategy risk can be eliminated, the Trustees noted that WEDCO uses the same technical indicators to determine when not to be invested and will move to cash or apply hedging techniques in a defensive position against a downturn in the markets. The Trustees recognized WEDCO’s longevity in investment management, and they acknowledged that the veteran investment team’s experience and focus on capital preservation add value for shareholders. The Trustees concluded that WEDCO should continue to provide a high level of quality service to the Funds for the benefit of their shareholders.

Performance.

Power Income. The Trustees reviewed the performance of Power Income, noting that the Fund underperformed the Morningstar category and adviser-selected peer group over all time periods presented. They also noted that Power Income outperformed the benchmark, the Barclays Aggregate Bond Index, over the 2-year and 3-year period. The Trustees considered WEDCO’s assertion that the underperformance was attributable to high levels of volatility, a strong credit market that can lead to underperformance relative to high yield instruments, and the Fund’s defensive position. The Trustees also considered the periods of time the Fund had been in operation in tandem with WEDCO’s stated belief that the Fund had the potential to outperform the Morningstar category and the benchmark over a full market cycle, and concluded that the Fund’s performance was not unreasonable.

Power Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2015

Power Dividend. The Trustees reviewed the performance of Power Dividend, noting that the Fund outperformed the Morningstar category and substantially outperformed the peer group over the 1-year period, while slightly underperforming the benchmark. The Trustees considered WEDCO’s explanation that the Fund’s underperformance relative to the benchmark was attributable to the Fund being somewhat overweighted in underperforming sectors, such as energy. After further discussion and noting that the Fund had been in operation for a relatively short period of time, the Trustees concluded that the Fund’s performance was satisfactory.

Fees and Expenses.

Power Income. The Trustees noted that the management fee of 1.00% for the Fund was higher than the averages of the Morningstar category and the Fund’s peer group. They also noted that the Fund’s management fee was higher than any fund in its peer group but within the range of the Morningstar category. They considered that for the Fund, the management fee was lower than that charged by WEDCO on separately managed accounts with a similar strategy, and further considered WEDCO’s stated belief that the relatively higher management fees were due to the Fund’s ability to take on substantial defensive positions and the fact that the Fund faced capacity constraints. The Trustees also noted that the Fund’s net expense ratio was higher than the funds in the its peer group, but within the range of the Fund’s Morningstar category, and they considered WEDCO’s assertion that the differences in expenses were due to relatively higher levels of acquired fund fees. After further discussion, and noting that WEDCO had put an expense cap in place for the Fund, the Trustees concluded that the Fund’s management fee was not unreasonable.

Power Dividend. The Trustees noted that the Fund’s management fee of 1.00% was higher than the averages of the Morningstar category and peer group, but within the range of both of the MS category and equal to the highest fee in the peer group. They considered that the Fund’s management fee was lower than that charged by WEDCO on separately managed accounts with a similar strategy. They also considered WEDCO’s assertion that the Fund had the ability to take on a substantial defensive position unlike many of the funds in the peer group and Morningstar category. The Trustees also considered the Fund’s net expense ratio, noting that it was lower than the peer group average and higher than the Morningstar category average, but well within the range of the Morningstar category. They noted the Fund was relatively new, and that WEDCO expected a reduction in overall expenses as the Fund grew in size and efficiencies were realized. After further discussion, and noting that WEDCO had an expense cap in place for the Fund, the Trustees concluded that the Fund’s management fee was not unreasonable.

Economies of Scale. The Trustees considered whether economies of scale had been realized, on a Fund-by-Fund basis, with respect to the management of the Funds. They noted WEDCO’s assertion that each Fund would benefit from economies of scale when each Fund achieved certain assets levels. They also noted that the Power Income and Power Dividend had reached approximately that asset level. They considered WEDCO’s assertion that expenses had started to decrease, as well as WEDCO’s stated willingness to discuss breakpoints when each Fund achieves meaningful level of assets. After discussion, it was the consensus of the Trustees that based on current size of each Fund and WEDCO’s assertion that each Fund was capacity constrained, the absence of breakpoints was acceptable at this time and the matter of economies of scale would be revisited at the next renewal of the agreement and as a Fund’s size materially increases.

Profitability. The Trustees reviewed the profitability analyses provided by WEDCO for each Fund. The Trustees considered WEDCO’s profits realized in connection with the operation of each Fund and whether the profit level represented is a fair entrepreneurial profit with respect to the services to be provided to the Funds. The Trustees noted that WEDCO earned a profit from each Fund, and agreed that the profits, as a percentage of fees paid as well as actual dollars earned, were reasonable in each case.

Power Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2015

Conclusion. Having requested and received such information from WEDCO as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the shareholders of Power Income Fund and Power Income Dividend Index Fund.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-779-7462

INVESTMENT ADVISOR
W.E. Donoghue & Co., Inc.
629 Washington Street
Norwood, MA 02062

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 3/6/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 3/6/16

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 3/6/16